Leases (Details) - Schedule of Carrying Amounts of Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amounts of Lease Liabilities [Abstract]
Beginning Balance	$ 357,044	$ 240,200
Additions during the year		247,789
Accretion of interest (note 9)	40,070	58,610
Payments	(233,612)	(189,555)
Ending Balance	163,502	357,044
Current	105,065	188,245
Non-current	58,437	168,799
Total	$ 163,502	$ 357,044